COST REDUCTION ACTIONS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Cost Reduction Actions
Charges (Reversals), net									$ 40.3	$ 56.4
Severance and related costs
Cost Reduction Actions
Charges (Reversals), net	6.3	8.7	5.4	6.8	16.2	17.6	9.8	5.7	27.2	49.3	35.0
2012 Program
Cost Reduction Actions
Charges (Reversals), net									40.3	56.4
2012 Program | Severance and related costs
Cost Reduction Actions
Beginning Balance				20.7					20.7
Charges (Reversals), net									27.2	50.7
Cash payments									(41.0)	(30.5)
Foreign Currency translation									(0.3)	0.5
Ending Balance	6.6				20.7				6.6	20.7
2012 Program | Lease and other contract cancellation costs
Cost Reduction Actions
Beginning Balance				0.1					0.1
Charges (Reversals), net									3.4	0.1
Cash payments									(3.3)
Ending Balance	0.2				0.1				0.2	0.1
2012 Program | Asset impairment charges
Cost Reduction Actions
Charges (Reversals), net									9.7	6.9
Non-cash Impairment									(9.7)	(6.9)
2011 Actions
Cost Reduction Actions
Charges (Reversals), net											45.0
2011 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance				0.1				12.7	0.1	12.7
Charges (Reversals), net										(1.1)
Cash payments									(0.1)	(11.7)
Foreign Currency translation										0.2
Ending Balance					0.1					0.1
2011 Actions | Lease and other contract cancellation costs
Cost Reduction Actions
Beginning Balance								1.8		1.8
Charges (Reversals), net										(0.2)
Cash payments										(1.6)
Q3 2010-Q4 2010 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance								0.2		0.2
Cash payments										(0.2)
Total including discontinued operations
Cost Reduction Actions
Beginning Balance				20.9				14.7	20.9	14.7
Charges (Reversals), net									40.3	56.4
Cash payments									(44.4)	(44.0)
Non-cash Impairment									(9.7)	(6.9)
Foreign Currency translation									(0.3)	0.7
Ending Balance	$ 6.8				$ 20.9				$ 6.8	$ 20.9